EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2013-5

Class A-1 0.26000% Asset Backed Notes

Class A-2-A 0.64% Asset Backed Notes

Class A-2-B LIBOR + 0.38% Asset Backed Notes

Class A-3 0.82% Asset Backed Notes

Class B 1.55% Asset Backed Notes

Class C 2.25% Asset Backed Notes

Class D 2.73% Asset Backed Notes

Class E 3.73% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement (as amended, restated, or otherwise modified from time to time) among Santander Drive Auto Receivables Trust 2013-5, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and U.S. Bank, National Association as Indenture Trustee, dated as of November 20, 2013. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	08/01/2014
Collection Period Ending:	08/31/2014
Previous Payment Date/Close Date:	08/15/2014
Payment Date	09/15/2014
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	10

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	86,713	10/31/2013	11/20/2013	1,696,784,265.31

Total	86,713			1,696,784,265.31

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	1,342,700,605.28

Monthly principal amounts
{2} Scheduled payments	{2}	12,726,763.97
{3} Prepayments received (partial and full)	{3}	18,910,833.95
{4} Repurchased Receivables	{4}	347,685.52
{5} Defaulted Receivables	{5}	14,444,990.66
{6} Cram Down Losses	{6}	12,750.20
{7} Other Receivables adjustments	{7}	—

{8} Total Principal distributable amount		{8}	46,443,024.30

{9} End of period aggregate Principal Balance		{9}	1,296,257,580.98

{10} Pool Factor ({9}/ Original Pool Balance)		{10}	0.763950

II. NOTE BALANCE CALCULATION

		Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance	{11}	223,000,000.00	252,000,000.00	252,000,000.00	226,580,000.00	201,920,000.00	204,470,000.00	100,960,000.00	87,380,000.00	1,548,310,000.00

{12} Beginning of period Note Balance	{12}	—	126,559,512.17	126,559,512.17	226,580,000.00	201,920,000.00	204,470,000.00	100,960,000.00	87,380,000.00	1,074,429,024.34
{13} First Allocation of Principal	{13}	—	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal	{14}	—	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal	{15}	—	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal	{16}	—	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal	{17}	—	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal	{18}	—	18,581,854.02	18,581,854.02	—	—	—	—	—	37,163,708.04
{19} Optional Purchase payment amount	{19}	—	—	—	—	—	—	—	—	—
{20} End of period Note Balance	{20}	—	107,977,658.15	107,977,658.15	226,580,000.00	201,920,000.00	204,470,000.00	100,960,000.00	87,380,000.00	1,037,265,316.30
{21} Note Pool Factors	{21}	—	0.428483	0.428483	1.000000	1.000000	1.000000	1.000000	1.000000	0.669934
{22} Principal payment per $1,000	{22}	—	73.74	73.74	—	—	—	—	—	24.00

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received							{23}	12,726,763.97
{24} Partial and full prepayments received							{24}	18,910,833.95
{25} Liquidation Proceeds							{25}	4,964,159.02
{26} Principal on Repurchased Receivables							{26}	597,043.38
{26a} Interest on Repurchased Receivables							{26a}	4,422.78
{27} Interest collected on Receivables							{27}	17,436,564.31
{28} Other amounts received							{28}	105,630.91
{29} Additional Deposit Amount							{29}	—
{30} Reserve Account Draw Amount							{30}	—

{31} Total Available Funds								{31}	54,745,418.32

Distributions
{32} Indenture Trustee Fee							{32}	—
{33} Owner Trustee Fee							{33}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{34}	3,356,751.51	—	—	3,356,751.51			{34}	3,356,751.51

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{35}	Class A-1	—	0.26000%	31	Actual/360	—	{35}	—
{36}	Class A-2-A	126,559,512.17	0.64%	30	30 / 360	67,498.41	{36}	67,498.41
{37}	Class A-2-B	126,559,512.17	0.54%	31	Actual/360	58,305.26	{37}	58,305.26
{38}	Class A-3	226,580,000.00	0.82%	30	30 / 360	154,829.67	{38}	154,829.67

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—			{39}	—
{40}	Class A-2-A	—	—	—			{40}	—
{41}	Class A-2-B	—	—	—			{41}	—
{42}	Class A-3	—	—	—			{42}	—

{43} First Allocation of Principal										{43}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{44}	Class B	201,920,000.00	1.55%	30	30 / 360	260,813.33				{44}	260,813.33

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{45}	Class B	—	—	—						{45}	—

{46} Second Allocation of Principal										{46}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{47}	Class C	204,470,000.00	2.25%	30	30 / 360	383,381.25				{47}	383,381.25

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{48}	Class C	—	—	—						{48}	—

{49} Third Allocation of Principal										{49}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{50}	Class D	100,960,000.00	2.73%	30	30 / 360	229,684.00				{50}	229,684.00

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{51}	Class D	—	—	—						{51}	—

{52} Fourth Allocation of Principal										{52}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{53}	Class E	87,380,000.00	3.73%	30	30 / 360	271,606.17				{53}	271,606.17

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{54}	Class E	—	—	—						{54}	—

{55} Fifth Allocation of Principal										{55}	—

{56} Reserve Account deposit										{56}	—
{57} Regular Allocation of Principal										{57}	37,163,708.04
{58} Distribution to Residual Interestholder										{58}	12,798,840.68

{59} Total Distribution Amount											{59}	54,745,418.32

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance								{60}	33,935,685.31
{61} Deposit to Reserve Account								{61}
{62} Release from Reserve Account								{62}

{63} End of period Reserve Account balance											{63}	33,935,685.31

{64} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)											{64}	33,935,685.31
{65} Change in Reserve Account balance from prior period											{65}	—

V. OVERCOLLATERALIZATION

{66} Targeted Overcollateralization											{66}	258,992,264.68
	The greater of		(a) 19.98% of the Pool Balance at the end of the Collection Period				258,992,264.68
			(b) 1.50% of the Pool Balance as of Cut-Of Date				25,451,763.98

{67} Cumulative Net Loss Trigger											{67}	No
{68} Targeted Overcollateralization Amount in the event of a Level I Net Loss Trigger —											{68}	324,064,395.25
	The greater of		(a) 25.00% of the Pool Balance at the end of the Collection Period				324,064,395.25
			(b) 1.50% of the Pool Balance as of Cut-Of Date				25,451,763.98

{69} End of period Principal Balance of the Receivables										{69}	1,296,257,580.98
{70} End of period Note Balance										{70}	1,037,265,316.30
{71} Overcollateralization amount at the end of the Collection Period											{71}	258,992,264.68
{72} Overcollateralization % at the end of the Collection Period											{72}	19.98%

VI. STATISTICAL DATA

										Original	Previous	Current
{73} Principal Balance of the Receivables									{73}	1,696,784,265.31	1,342,700,605.28	1,296,257,580.98
{74} Weighted average coupon of the Receivables									{74}	16.56%	16.51%	16.49%
{75} Weighted average original term of the Receivables									{75}	67.97	70.12	70.14
{76} Weighted average remaining term of the Receivables									{76}	68.55	60.78	59.92
{77} Number of Receivables									{77}	86,713	73,978	71,998

VII. DELINQUENCY

										Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{78} 31-60 days									{78}	5,415	99,128,544.25	7.65%
{79} 61-90 days									{79}	1,968	36,063,735.98	2.78%
{80} over 90 days									{80}	869	15,818,261.40	1.22%
{81} Total									{81}	8,252	151,010,541.63	11.65%

VIII. REPOSSESSION INVENTORY

											Units	Dollars
{82} Beginning of period Repossessed Inventory										{82}	528	9,905,350.78
{83} Vehicles Repossessed in current period										{83}	717	13,204,447.92
{84} Repossessed vehicles sold in current period										{84}	437	8,152,245.32
{85} Repossessed vehicles reinstated in current period										{85}	171	2,857,302.95
{86} Repossessed vehicle adjustment in current period										{86}	(2)	(31,876.99)
{87} End of period Repossessed Inventory										{87}	635	12,068,373.44

IX. CUMULATIVE NET LOSS RATIO

{88} Receivables becoming Defaulted Receivables during period											{88}	14,444,990.66
{89} Cram Down Losses occurring during period											{89}	12,750.20

{90} Liquidation Proceeds collected during period	{90}	4,964,159.02
{91} Net losses during period	{91}	9,493,581.84

{92a} Cumulative Net losses since Cut-off Date (beginning of period)	{92a}	28,490,373.18
{92b} Net losses during period	{92b}	9,493,581.84
{92c} Other Adjustments	{92c}	(249,357.86)
{92d} Cumulative Net losses since Cut-off Date (end of period)	{92d}	37,734,597.16

{93} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{93}	2.22%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2013-5 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from August 1, 2014 to August 31, 2014. Please refer to the Form ABS-15G filed by the Securitizer on January 31, 2014 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jennifer Popp
Name:	Jennifer Popp
Title:	Chief Accounting Officer
Date:	September 5, 2014